Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 30, 2023
Document Effective Date	Aug. 31, 2023
Prospectus Date	Feb. 28, 2023
Invesco EQV International Equity Fund | Class A
Prospectus:
Trading Symbol	AIIEX
Invesco EQV International Equity Fund | Class C
Prospectus:
Trading Symbol	AIECX
Invesco EQV International Equity Fund | Class R
Prospectus:
Trading Symbol	AIERX
Invesco EQV International Equity Fund | CLASS R5
Prospectus:
Trading Symbol	AIEVX
Invesco EQV International Equity Fund | Class Y
Prospectus:
Trading Symbol	AIIYX
Invesco EQV International Equity Fund | Class R6
Prospectus:
Trading Symbol	IGFRX